INTANGIBLE ASSETS, NET	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 12 — INTANGIBLE ASSETS, NET

The components of intangible assets as of September 30, 2023 and December 31, 2022 are as follows:

	September 30,
	2023 (unaudited)	December 31, 2022
Software	$662,075	$706,320
Design right	101,578	111,334
Patent right	22,842	-
Accumulated amortization	(217,828)	(191,813)
Impairment	(568,667)	(475,265)
Intangible assets, net	$-	$150,576

Amortization expense for nine months ended September 30, 2023 and 2022, were respectively $22,934 and $31,989.